Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, shares authorized	540,000,000	540,000,000
Preferred stock, shares Issued	0	0
Common stock, nominal value	€ 1.04	€ 1.04
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	910,559,805	910,559,805
Common stock, shares outstanding	884,995,094	881,686,303